SCHEDULE I CONDENSED FINANCIAL INFORMATION OF REGISTRANT (RESULTS OF OPERATIONS ) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cost of sales
Gross profit	$ 27,868	$ 22,128	$ 40,220
Operating expenses:
Selling, general and administrative	21,515	24,515	37,626
Research and development	11,342	11,686	14,520
Total operating expenses	32,857	36,201	53,453
Operating loss	(4,989)	(14,073)	(13,233)
Interest income	557	589	511
Interest expense	(76)	(88)	(151)
Other income, net	3,489	(2,249)	11,480
Loss before income taxes and equity in loss of affiliated companies	(24,819)	(28,646)	(20,379)
Equity in net loss of affiliated companies	(13,954)	(8,878)	(9,586)
Income tax benefit (expense)	(4,162)	1,618	2,351
Net loss	$ (20,657)	$ (30,264)	$ (22,721)
UTSTARCOM HOLDINGS CORP [Member]
Net sales
Unrelated parties
Related parties
Intercompany
Cost of sales
Unrelated parties
Related parties
Intercompany
Gross profit
Operating expenses:
Selling, general and administrative	$ 928	$ 1,398	$ 2,377
Research and development
Total operating expenses	$ 928	$ 1,398	$ 2,377
Operating loss	$ (928)	$ (1,398)	$ (2,377)
Interest income
Interest expense
Other income, net
Loss before income taxes and equity in loss of affiliated companies	$ (928)	$ (1,398)	$ (2,377)
Equity in net loss of affiliated companies	$ (19,729)	$ (28,866)	$ (20,344)
Income tax benefit (expense)
Net loss	$ (20,657)	$ (30,264)	$ (22,721)